T. ROWE PRICE Retirement 2010 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 54.3%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  564,006 24,091 22,380 119,985,933 562,734
New Income Fund  541,237 26,614 22,247 69,074,784 537,402
International Bond Fund (USD
Hedged)  207,188 7,277 9,161 24,245,423 204,631
Dynamic Global Bond Fund  125,376 2,384 5,117 16,144,372 122,051
Emerging Markets Bond Fund  117,508 3,815 4,824 11,786,867 115,393
High Yield Fund  86,814 5,178 3,486 14,887,503 87,836
U.S. Treasury Long-Term Index
Fund  83,519 3,406 3,965 11,896,680 80,779
Dynamic Credit Fund  49,642 2,025 2,050 5,806,868 49,010
Floating Rate Fund  28,466 548 1,137 3,057,530 27,824
Total Bond Funds (Cost $1,909,957) 1,787,660
EQUITY FUNDS 45.1%
T. Rowe Price Funds:
Value Fund  229,624 244 7,938 4,080,359 238,374
Growth Stock Fund  238,042 7,648 8,701 2,006,655 227,916
Hedged Equity Fund  149,347 154 4,061 10,216,451 145,380
U.S. Large-Cap Core Fund  126,788 137 3,330 2,590,933 128,122
Equity Index 500 Fund  123,301 455 6,540 589,341 117,727
International Value Equity Fund  112,875 108 4,899 3,854,039 106,603
Overseas Stock Fund  103,493 103 2,698 5,458,429 101,090
Real Assets Fund  94,835 96 2,360 4,542,421 94,709
International Stock Fund  90,897 87 4,363 3,672,751 87,118
Emerging Markets Discovery Stock
Fund  46,547 44 1,511 1,950,662 42,954
Emerging Markets Stock Fund  44,655 44 981 761,700 42,602
Mid-Cap Growth Fund  41,119 39 965 381,798 39,356
Mid-Cap Value Fund  43,567 39 3,648 1,018,432 39,342
New Horizons Fund (2) 26,972 24 1,494 410,559 24,826
Small-Cap Stock Fund  24,703 24 473 367,673 24,156
Small-Cap Value Fund  26,225 24 1,883 383,617 23,542
Total Equity Funds (Cost $782,052) 1,483,817
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 5,744 5,399 3,558 345
Total Other Mutual Funds (Cost $345) 345

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 50,043 11,801 43,080 18,763,726 18,764
Total Short-Term Investments (Cost $18,764) 18,764
Total Investments in Securities 100.0%
(Cost $2,711,118) $ 3,290,586
Other Assets Less Liabilities (0.0)% (1,247)
Net Assets 100.0% $ 3,289,339
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (33) $ (607) $ 969
Dynamic Global Bond Fund  (391) (592) 2,000
Emerging Markets Bond Fund  (308) (1,106) 1,939
Emerging Markets Discovery Stock Fund  659 (2,126) —
Emerging Markets Stock Fund  589 (1,116) —
Equity Index 500 Fund  1,106 511 333
Floating Rate Fund  (41) (53) 517
Growth Stock Fund  233 (9,073) —
Hedged Equity Fund  1,485 (60) —
High Yield Fund  (65) (670) 1,583
International Bond Fund (USD Hedged)  (560) (673) 1,360
International Stock Fund  2,858 497 —
International Value Equity Fund  6,702 (1,481) —
Limited Duration Inflation Focused Bond Fund  (629) (2,983) 2,356
Mid-Cap Growth Fund  1,703 (837) —
Mid-Cap Value Fund  2,494 (616) —
New Horizons Fund  127 (676) —
New Income Fund  (1,421) (8,202) 6,633
Overseas Stock Fund  3,778 192 —
Real Assets Fund  1,103 2,138 —
Small-Cap Stock Fund  648 (98) —
Small-Cap Value Fund  1,488 (824) —
Transition Fund  (37) — 17
U.S. Large-Cap Core Fund  1,612 4,527 —
U.S. Treasury Long-Term Index Fund  (677) (2,181) 914
Value Fund  3,609 16,444 —
U.S. Treasury Money Fund, 3.74% — — 341
Totals $ 26,032# $ (9,665) $ 18,962+

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2 of the net realized gain (loss).
+ Investment income comprised $18,962 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2010 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F140-054Q1 08/26